CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2014 Priority share USD ($)	Dec. 31, 2014 Priority share RUB	Dec. 31, 2013 Priority share RUB	Dec. 31, 2014 Preference shares USD ($)	Dec. 31, 2014 Preference shares RUB	Dec. 31, 2013 Preference shares RUB
Current assets:
Cash and cash equivalents	$ 313.6	17,645.0	33,394.0
Marketable securities			87
Term deposits	104.2	5,863.0
Investments in debt securities	55.5	3,124.0
Accounts receivable, net	65.8	3,703.0	2,785.0
Prepaid expenses	27.8	1,556.0	689.0
Deferred tax assets	3.2	180.0	596.0
Other current assets	66.4	3,736.0	1,332.0
Total current assets	636.5	35,807.0	38,883.0
Property and equipment, net	304.1	17,107.0	9,729.0
Intangible assets, net	43.1	2,425.0	664.0
Goodwill	158.6	8,920.0	2,915.0
Long-term prepaid expenses	28.1	1,590.0	1,042.0
Restricted cash	16.6	932.0	104.0
Term deposits, non-current	456.2	25,663.0	15,180.0
Investments in non-marketable equity securities	15.5	871.0	1,250.0
Investments in debt securities	0
Deferred tax assets, non-current	0.1	4.0	3.0
Other non-current assets	28.5	1,605.0	1,541.0
TOTAL ASSETS	1,687.3	94,924.0	71,311.0
Current liabilities:
Accounts payable and accrued liabilities	89.8	5,053.0	3,710.0
Taxes payable	52.1	2,930.0	1,688.0
Deferred revenue	32.1	1,808.0	1,501.0
Deferred tax liabilities	0.1	5.0	16.0
Total current liabilities	174.1	9,796.0	6,915.0
Convertible debt	467.9	26,325.0	16,429.0
Deferred tax liabilities, non-current	28.2	1,587.0	1,245.0
Other accrued liabilities	26.4	1,480.0	125.0
Total liabilities	696.6	39,188.0	24,714.0
Commitments and contingencies
Shareholders' equity:
Preferred share
Ordinary shares: par value (Class A 0.01, Class B 0.10 and Class C 0.09); shares authorized (Class A: 2,000,000,000 and 1,000,000,000, Class B: 102,115,140 and 71,870,411 and Class C: 102,115,140and 71,870,411); shares issued (Class A: 256,998,306 and 267,970,405, Class B: 72,923,447and 62,051,348, and Class C: 23,110,819 and 8,919,063, respectively); shares outstanding (Class A: 250,732,063 and 255,592,322, Class B: 72,923,447 and 62,051,348 and Class C: nil)	3.2	182.0	242.0
Treasury shares at cost (Class A: 6,266,245 and 12,378,083)	(252.0)	(14,179.0)	(6,886.0)
Additional paid-in capital	287.8	16,192.0	15,701.0
Accumulated other comprehensive income	18.2	1,023.0	2,042.0
Retained earnings	933.5	52,518.0	35,498.0
Total shareholders' equity	990.7	55,736.0	46,597.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,687.3	94,924.0	71,311.0